Components of Income Tax Provision (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Income Tax Provision (Benefit) [Abstract]
Federal									$ 5,215	$ 2,865	$ 800
State									153	5	5
Total current income tax provision (benefit)									5,368	2,870	805
Deferred Income Tax Provision (Benefit) [Abstract]
Federal									(444)	(766)	1,183
Total deferred income tax provision (benefit)									(444)	(766)	1,183
Total income tax provision	$ 2,547	$ 767	$ 852	$ 758	$ 683	$ 494	$ 484	$ 443	$ 4,924	$ 2,104	$ 1,988